Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Shareholders' Equity
Dividend declared per share	$ 0.36	$ 0.34	$ 0.72	$ 0.68
Cash dividends	$ 60.3	$ 58.6	$ 119.2	$ 116.4
DRIP dividends	9.3	6.9	19.8	14.5
Dividend paid	$ 69.6	$ 65.5	$ 139.0	$ 130.9